Statement of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Revenue	$ 217,520	$ 2,520	$ 242,974	$ 23,750	$ 42,254	$ 4,112
Cost of goods sold	118,515	9,120	174,424	40,877	56,859	6,375
Gross margin	99,005	(6,600)	68,550	(17,127)	(14,605)	(2,263)
Operating expenses:
Research and development	151,946	26,116	200,428	145,668	178,938	194,276
Sales and marketing	102,840	93,519	251,236	227,597	232,411	206,517
General and administrative	954,261	234,632	1,904,008	498,603	1,036,566	408,454
Total operating expenses	1,209,047	354,267	2,355,672	871,868	1,447,915	809,247
Operating loss	(1,110,042)	(360,867)	(2,287,122)	(888,995)	(1,462,520)	(811,510)
Interest Expense	(4,842)	(5,166)	(14,431)	(13,522)	(18,384)	(15,658)
Foreign currency loss	(1,979)	(301)	(1,979)	(3,211)	(3,211)	0
Net loss	$ (1,116,863)	$ (366,334)	$ (2,303,532)	$ (905,728)	$ (1,484,115)	$ (827,168)
Net loss per share - basic and diluted	$ (0.04)	$ (0.02)	$ (0.11)	$ (0.05)	$ (0.09)	$ (0.05)
Weighted average shares outstanding - basic and diluted	26,025,815	17,348,206	21,411,649	16,619,598	16,873,903	15,147,196